Combined Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 60,174	$ (14,406)	$ (8,394)	$ (13,720)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	4,286	2,813	3,848	2,751
Depreciation	6,706	5,448	7,384	5,670
Amortization of intangible assets	25,344	23,551	30,123	30,893
Debt issuance costs amortization	1,990	2,281	2,989	3,420
Accretion of deferred purchase consideration				327
Loss on debt extinguishment	3,256
Change in fair value of contingent earn-out consideration			(592)
Loss on disposal of property and equipment			52	357
Deferred income taxes	(6,892)	(7,257)	(11,535)	(3,017)
Loss (gain) on foreign exchange			26	(957)
Other	1,070	598
Provision for doubtful accounts			167	237
Changes in operating assets and liabilities:
Accounts receivable	(58,067)	(10,573)	(48,033)	(7,339)
Inventories	(60,886)	(13,021)	15,711	(29,753)
Prepaid expenses and other assets	(20,431)	(3,312)	(1,619)	(10,869)
Accounts payable	92,772	2,065	16,203	25,835
Other liabilities and accrued expenses	51,002	12,947	30,773	(3,413)
Net cash provided by operating activities	100,324	1,134	37,103	422
Cash flows from investing activities:
Acquisition of business, net of cash acquired	(836)	(4,846)	(126,104)	(30,210)
Payment of deferred consideration		(10,300)	(10,300)
Purchase of property and equipment	(5,072)	(7,003)	(8,848)	(8,345)
Purchase of intangible asset			(175)
Net cash used in investing activities	(5,908)	(22,149)	(145,427)	(38,555)
Cash flows from financing activities:
Proceeds from issuance of debt, net			113,885	113,575
Repayment of debt	(140,394)	(2,775)	(3,969)	(3,088)
Payment of debt issuance costs	(194)	(150)	(2,450)	(1,836)
Borrowings from (repayments of) line of credit, net		8,700	(27,000)	27,000
Proceeds from initial public offering and private placement, net of underwriting discounts and commissions	118,575
Payment of other offering costs	(5,582)	(108)	(245)	(3,307)
Proceeds from issuance of common stock to common stockholders			53,500
Cash dividends paid to common stockholders				(85,000)
Repurchase of common stock		(569)	(1,531)
Proceeds from exercise of stock options	1,224	80	124	10
Net cash provided by (used in) financing activities	(26,371)	5,178	132,314	47,354
Effect of exchange rate changes on cash	149	46	37	(331)
Net increase (decrease) in cash and restricted cash	68,194	(15,791)	24,027	8,890
Cash and restricted cash at the beginning of the period	51,947	27,920	27,920	19,030
Cash and restricted cash at the end of the period	120,141	12,129	51,947	27,920
Supplemental cash flow disclosures:
Cash paid for interest	23,397	24,799	32,842	28,865
Cash paid for (refund of) income taxes	7,276	372	571	6,122
Supplemental schedule of non-cash investing and financing activities:
Equipment purchased and unpaid at period end	2,331	1,353	927	2,660
Issuance of common stock relating to business acquisitions		2,000	10,000	6,226
Deferred purchase consideration (Note 5)	145	6,003	7,641	10,331
Measurement period adjustment relating to business acquisitions	1,834
Forward contract on common stock repurchase		962
Deferred offering costs included in accounts payable and accrued expenses	$ 2,710	$ 2,346	$ 2,255	$ 1,989